Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and dividend income:
Loans, including fees	$ 44,365	$ 42,182	$ 36,266
Securities:
Taxable	2,377	2,116	1,961
Tax exempt	369	411	445
Dividends	440	392	302
Interest-bearing deposits with banks	1,608	582	353
Other interest	38	25	21
	49,197	45,708	39,348
Interest expense:
Deposits	4,155	2,843	2,154
Other borrowed funds	986	884	664
Subordinated debentures	330	248	204
	5,471	3,975	3,022
Net interest income	43,726	41,733	36,326
Provision for loan losses	1,039	2,564	2,826
Net interest income after provision for loan losses	42,687	39,169	33,500
Noninterest income:
Income from bank owned life insurance and annuity assets	717	1,226	725
Electronic refund check / deposit fees	1,579	1,692	2,048
Debit / credit card interchange income	3,662	3,376	2,594
Loss on other real estate owned	(559)	(189)	(467)
Other	850	688	908
	8,938	9,435	8,239
Noninterest expense:
Salaries and employee benefits	22,191	20,809	18,874
Occupancy	1,754	1,770	1,846
Furniture and equipment	1,023	1,049	922
Professional fees	2,016	1,792	1,362
Marketing expense	777	1,034	915
FDIC insurance	447	465	455
Data processing	2,115	2,081	1,455
Software	1,533	1,486	1,316
Foreclosed assets	238	499	357
Amortization of intangibles	135	156	68
Merger related expenses	6	39	930
Other	5,191	5,429	4,399
	37,426	36,609	32,899
Income before income taxes	14,199	11,995	8,840
Total income taxes	2,255	4,486	1,920
NET INCOME	$ 11,944	$ 7,509	$ 6,920
Earnings per share (in dollars per share)	$ 2.53	$ 1.60	$ 1.59
Deposit Account [Member]
Noninterest income:
Revenue from Contract with Customer	$ 2,084	$ 2,137	$ 1,977
Fiduciary and Trust [Member]
Noninterest income:
Revenue from Contract with Customer	263	240	227
Mortgage Banking [Member]
Noninterest income:
Revenue from Contract with Customer	$ 342	$ 265	$ 227